CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands		Dec. 31, 2021		Dec. 31, 2020
Non-current assets
Property, plant and equipment		$ 1,708,834	[1]	$ 1,438,040
Right of use assets		520,651	[1]	468,130
Goodwill		837,374	[1]	656,256
Other intangible assets		701,425	[1]	690,841
Fair value through other comprehensive income financial assets		11	[1]	8
Deferred income tax assets		11,064	[1]	13,443
Derivative financial instrument assets		165,100	[1]	155,196
Trade and other receivables		69,479	[1]	36,409
Non-current assets		4,013,938	[1]	3,458,323
Current assets
Inventories		42,022	[1]	49,222
Income tax receivable	[1]	128
Derivative financial instrument assets				27,495
Trade and other receivables		469,130	[1]	327,187
Cash and cash equivalents		916,488	[1]	585,416
Current assets		1,427,768	[1]	989,320
TOTAL ASSETS		5,441,706	[1]	4,447,643
Current liabilities
Trade and other payables		499,432	[1]	409,493
Provisions for other liabilities and charges		343	[1]	3,797
Derivative financial instrument liabilities		3,771	[1]	7,285
Income tax payable		68,834	[1]	48,703
Borrowings		207,619	[1]	186,119
Lease liabilities		50,560	[1]	28,246
Current liabilities		830,559	[1]	683,643
Non-current liabilities
Trade and other payables		312	[1]	9,565
Borrowings		2,401,471	[1]	2,017,090
Lease liabilities		325,541	[1]	286,501
Provisions for other liabilities and charges		71,598	[1]	49,469
Deferred income tax liabilities		118,210	[1]	177,184
Non-current liabilities		2,917,132	[1]	2,539,809
TOTAL LIABILITIES		3,747,691	[1]	3,223,452
EQUITY
Stated capital		5,223,484	[1]	4,530,870
Accumulated losses		(2,860,205)	[1]	(2,835,390)
Other reserves		(842,911)	[1]	(485,505)
Equity attributable to owners of the Company		1,520,368	[1]	1,209,975
Non-controlling interest		173,647	[1]	14,216
TOTAL EQUITY		1,694,015	[1]	1,224,191
TOTAL EQUITY AND LIABILITIES		$ 5,441,706	[1]	$ 4,447,643

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).